Financial Instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments
33.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$2,259.4	$159.0
FVTOCI (Note 2)	129,918.7	129,607.1
Hedging financial assets	0.1	13.5
Amortized cost (Note 3)	826,293.6	1,283,715.7

	$958,471.8	$1,413,495.3

Financial liabilities
FVTPL (Note 4)	$94.1	$681.9
Hedging financial liabilities	1.2	9.6
Amortized cost (Note 5)	748,129.3	1,355,957.2

	$748,224.6	$1,356,648.7

Note 1:	Financial assets mandatorily measured at FVTPL.
Note 2:	Including notes and accounts receivable (net), equity and debt investments.
Note 3:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 4:	Held for trading.

Note 5:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.

b.	Financial risk management objectives
The Company manages its exposure to foreign currency risk, interest rate risk, equity price risk, credit risk and liquidity risk with the objective to reduce the potentially adverse effects the market uncertainties may have on its financial performance.
The plans for material treasury activities are reviewed by the Audit Committees and/or Board of Directors in accordance with procedures required by relevant regulations or internal controls. During the implementation of such plans, the Company must comply with certain treasury procedures that provide guiding principles for overall financial risk management and segregation of duties.

c.	Market risk
The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates, interest rates and equity investment prices. A portion of these risks is hedged.
Foreign currency risk
Substantially all the Company’s sales are denominated in U.S. dollars and over half of its capital expenditures are denominated in currencies other than NT dollars, primarily in U.S. dollars, Japanese yen and Euros. As a result, any significant fluctuations to its disadvantage in the exchanges rate of NT dollar against such currencies, in particular a weakening of U.S. dollar against NT dollar, would have an adverse impact on the revenue and operating profit as expressed in NT dollars. The Company uses foreign currency derivative contracts, such as currency forwards or currency swaps, to protect against currency exchange rate risks associated with non-NT
dollar-denominated assets and liabilities and certain forecasted transactions. These hedges reduce, but do not entirely eliminate, the effect of foreign currency exchange rate movements on the assets and liabilities.
Based on a sensitivity analysis performed on the Company’s total monetary assets and liabilities for the years ended December 31, 2019, 2020 and 2021, a hypothetical adverse foreign currency exchange rate change of 10% would have decreased its net income by NT$2,137.3 million, NT$897.7 million and NT$1,435.3 million, respectively, and decreased its other comprehensive income by NT$107.7 million for the year ended December 2019, after taking into account hedges and offsetting positions.
Interest rate risk
The Company is exposed to interest rate risks primarily related to its investment portfolio and outstanding debt. Changes in interest rates affect the interest earned on the Company’s cash and cash equivalents and fixed income securities, the fair value of those securities, as well as the interest paid on its debt.
The Company’s cash and cash equivalents as well as fixed income investments in both fixed- and floating-rate securities carry a degree of interest rate risk. The majority of the Company’s fixed income investments are fixed-rate securities, which are classified as financial assets at FVTOCI, and may have their fair value adversely affected due to a rise in interest rates. At the same time, if interest rates fall, cash and cash equivalents as well as floating-rate securities may generate less interest income than expected. The Company has entered and may in the future enter into interest rate futures to partially hedge the interest rate risk on its fixed income investments. However, these hedges can offset only a small portion of the financial impact from movements in interest rates.

Based on a sensitivity analysis performed on the Company’s fixed income investments at the end of the reporting period, interest rates increase of 100 basis points (1.00%) across all maturities would have decreased the Company’s other comprehensive income by NT$3,516.6 million, NT$3,143.6 million and NT$3,767.1 million for the years ended December 31, 2019, 2020, and 2021, respectively.
All of the Company’s short-term debt is floating-rate, hence a rise in interest rates may result in higher interest expense than expected. The majority of the Company’s long-term debt is fixed-rate and measured at amortized cost and as such, changes in interest rates would not affect the future cash flows and the carrying amount.
Other price risk
The Company is exposed to equity price risk arising from financial assets at FVTOCI.
Assuming a hypothetical decrease of 10% in prices of the equity investments at the end of the reporting period for the years ended December 31, 2019, 2020 and 2021, the other comprehensive income would have decreased by NT$401.9 million, NT$446.5 million and NT$595.8 million, respectively.

d.	Credit risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial losses to the Company. The Company is exposed to credit risks from operating activities, primarily accounts receivable, and from investing activities, primarily deposits, fixed-income investments and other financial instruments with banks. Credit risk is managed separately for business related and financial related exposures. As of the end of the reporting period, the Company’s maximum credit risk exposure is equal to the carrying amount of financial assets.
Business related credit risk
The Company’s accounts receivable are from its customers worldwide. The majority of the Company’s outstanding accounts receivable are not covered by collaterals or guarantees. While the Company has procedures to monitor and manage credit risk exposure on accounts receivable, there is no assurance such procedures will effectively eliminate losses resulting from its credit risk. This risk is heightened during periods when economic conditions worsen.
As of December 31, 2021 and 2020, the Company’s ten largest customers accounted for 79% of accounts receivable in both years. The Company considers the concentration of credit risk for the remaining accounts receivable not material.
Financial credit risk
The Company mitigates its financial credit risk by selecting counterparties with investment grade credit ratings and by limiting the exposure to any individual counterparty. The Company regularly monitors and reviews the limit applied to counterparties and adjusts the limit according to market conditions and the credit standing of the counterparties.
The objective of the Company’s investment policy is to achieve a return that will allow the Company to preserve principal and support liquidity requirements. The policy generally requires securities to be investment grade and limits the amount of credit exposure to any one issuer. The Company assesses whether there has been a significant increase in credit risk in the invested securities since initial recognition by reviewing changes in external credit ratings, financial market conditions and material information of the issuers.

The Company assesses the
12-month
expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0—0.1%
Doubtful	Credit rating is non-investment grade on valuation date	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—
For the years ended December 31, 2019, 2020 and 2021, the expected credit loss increased NT$0.6 million, increased NT$1.1 million and decreased NT$3.3 million, respectively. The changes were mainly due to investment portfolio adjustment.

e.	Liquidity risk management
The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate cash and cash equivalents, financial assets at FVTOCI-current, financial assets at amortized cost-current and sufficient cost-efficient funding.
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2020

Non-derivative financial liabilities
Short-term loans	$88,557.5	$—	$—	$—	$88,557.5
Accounts payable (including related parties)	41,095.0	—	—	—	41,095.0
Payables to contractors and equipment suppliers	157,805.0	—	—	—	157,805.0
Accrued expenses and other current liabilities	71,995.7	—	—	—	71,995.7
Bonds payable	5,328.0	27,631.6	59,986.8	207,152.1	300,098.5
Long-term bank loans	8.0	847.4	1,170.9	—	2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	2,024.2	3,566.7	3,198.8	15,067.9	23,857.6

	366,813.4	32,045.7	64,356.5	222,220.0	685,435.6

Derivative financial instruments
Forward exchange contracts
Outflows	177,764.2	—	—	—	177,764.2
Inflows	(181,458.0)	—	—	—	(181,458.0)

	(3,693.8)	—	—	—	(3,693.8)

	$363,119.6	$32,045.7	$64,356.5	$222,220.0	$681,741.8

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2021

Non-derivative financial liabilities
Short-term loans	$114,767.0	$—	$—	$—	$114,767.0
Accounts payable (including related parties)	48,722.8	—	—	—	48,722.8
Payables to contractors and equipment suppliers	145,742.2	—	—	—	145,742.2
Accrued expenses and other current liabilities	120,240.4	—	—	—	120,240.4
Bonds payable	13,580.6	42,801.4	191,458.1	506,505.0	754,345.1
Long-term bank loans	183.7	2,217.1	1,153.9	—	3,554.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	2,371.6	3,896.2	3,385.3	14,649.2	24,302.3
Others	—	164,991.9	—	—	164,991.9

	445,608.3	213,906.6	195,997.3	521,154.2	1,376,666.4

Derivative financial instruments
Forward exchange contracts
Outflows	187,708.0	—	—	—	187,708.0
Inflows	(187,631.9)	—	—	—	(187,631.9)

	76.1	—	—	—	76.1

	$445,684.4	$213,906.6	$195,997.3	$521,154.2	$1,376,742.5

Note: Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2020
Lease liabilities	$7,402.0	$5,253.9	$2,255.2	$156.8	$15,067.9

December 31, 2021
Lease liabilities	$7,513.9	$5,043.1	$1,972.7	$119.5	$14,649.2

f.	Fair value of financial instruments

1)	Fair value measurements recognized in the consolidated statements of financial position
Fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The timing of transfers between levels within the fair value hierarchy is at the end of reporting period.

2)	Fair value of financial instruments that are measured at fair value on a recurring basis
Fair value hierarchy
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$2,259.4	$—	$2,259.4

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$56,593.6	$—	$56,593.6
Agency bonds/Agency mortgage-backed securities	—	43,977.1	—	43,977.1
Government bonds	13,279.2	180.3	—	13,459.5
Asset-backed securities	—	8,368.3	—	8,368.3
Investments in equity instruments
Non-publicly traded equity investments	—	—	4,514.9	4,514.9
Publicly traded stocks	50.0	—	—	50.0
Notes and accounts receivable, net	—	2,955.3	—	2,955.3

	$13,329.2	$112,074.6	$4,514.9	$129,918.7

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$0.1	$—	$—	$0.1

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$94.1	$—	$94.1

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$1.2	$—	$—	$1.2

Because certain equity investment’s quoted price (unadjusted) in active markets became available in the fourth quarter of 2020, its fair value hierarchy was transferred from Level 2 to Level 1.

December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$159.0	$—	$159.0

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$57,253.2	$—	$57,253.2
Agency bonds/Agency mortgage-backed securities	—	32,070.1	—	32,070.1
Government bonds	21,267.0	78.8	—	21,345.8
Asset-backed securities	—	8,660.4	—	8,660.4
Investments in equity instruments
Non-publicly traded equity investments	—	—	5,887.9	5,887.9
Publicly traded stocks	189.8	—	—	189.8
Notes and accounts receivable, net	—	4,199.9	—	4,199.9

	$21,456.8	$102,262.4	$5,887.9	$129,607.1

Hedging financial assets
Cash flow hedges
Forward interest rate contracts	$—	$13.5	$—	$13.5

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$681.9	$—	$681.9

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$9.6	$—	$—	$9.6

Reconciliation of Level 3 fair value measurements of financial assets
The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI and financial assets at FVTPL. Reconciliations for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$3,910.7	$4,208.9	$4,514.9
Additions	372.3	175.2	319.2
Recognized in profit or loss	—	(3.8)	—
Recognized in other comprehensive income or loss	129.5	409.0	1,821.8
Disposals and proceeds from return of capital of investments	(76.5)	(51.1)	(700.2)
Transfers out of level 3 (Note)	(43.6)	—	—
Effect of exchange rate changes	(83.5)	(223.3)	(67.8)

Balance, end of year	$4,208.9	$4,514.9	$5,887.9

Note: The transfer from Level 3 to Level 2 is because observable market data became available for such equity investment.
Valuation techniques and assumptions used in Level
 2 fair value measurement
The fair values of financial assets and financial liabilities are determined as follows:

•
The fair values of corporate bonds, agency bonds, agency mortgage-backed securities, asset-backed securities and government bonds are determined by quoted market prices provided by third party pricing services.

•	The fair values of forward contracts are measured using forward rates and discount rates derived from quoted market prices.

•	The fair value of accounts receivable classified as at FVTOCI is determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.
Valuation techniques and assumptions used in Level
 3 fair value measurement
The fair values of
non-publicly
traded equity investments (excluding those trading on the Emerging Stock Board) are mainly determined by using the asset approach and market approach.
The asset approach takes into account the net asset value measured at the fair value by independent parties. On December 31, 2020 and 2021, the Company uses unobservable inputs derived from discount for lack of marketability of 10%. When other inputs remain equal, the fair value will decrease by NT$39.0 million and NT$51.4 million, respectively, if discounts for lack of marketability increase by 1%.
For the remaining few investments, the market approach is used to arrive at their fair values, for which the recent financing activities of investees, the market transaction prices of the similar companies and market conditions are considered.

3)	Fair value of financial instruments that are not measured at fair value
Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.
Fair value hierarchy
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

	December 31, 2020
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$10,970.2	$11,053.6

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$256,705.1	$257,551.2

	December 31, 2021
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$5,307.0	$5,318.0

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$614,470.7	$613,514.7

Valuation techniques and assumptions used in Level
 2 fair value measurement
The fair values of corporate bonds and the Company’s bonds payable are determined by quoted market prices provided by third party pricing services.